INCOME TAXES - Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Effective income tax rate reconciliation, difference due to tax effects
Netherlands corporate tax rate	25.00%
Profit / (loss) before tax from continuing operations	$ (248)	$ 328		$ 288
Income tax benefit / (expense) at statutory tax rate (25.0%)	62	(82)		(72)
Different tax rates in different jurisdictions	89	84		(152)
Non-deductible expenses	(120)	(117)		(89)
Non-taxable income	49	35		66
Adjustments in respect of previous years	(39)	(52)		3
Movement in (un)recognized deferred tax assets	(354)	(166)		(247)
Withholding taxes	45	(123)		(62)
Tax claims	(17)	(24)		(59)
Change in income tax rate	(6)	(10)		7
Minimum taxes and other	(78)	(17)		(30)
Income tax benefit / (expense)	$ (369)	$ (472)	[1]	$ (635)	[1]
Effective tax rate	(148.80%)	143.90%		220.50%

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).